UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
VT Floating-Rate Income Fund
Annual Report
December 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2023
Eaton Vance
VT Floating-Rate Income Fund

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
Amid global concerns over inflation, rising interest rates, and the wars in Ukraine and Israel, senior loans displayed their value as a portfolio diversifier by outperforming most U.S. fixed-income asset classes during the 12-month period ended December 31, 2023.
With senior loans among the few asset classes to benefit from rising interest rates during the period, the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index), a broad measure of the asset class, returned 13.32%, with coupon income accounting for about 70% of that performance. Senior loans generally outperformed investment-grade corporate bonds, corporate high yield bonds, municipal bonds, and U.S. government bonds during the period.
A senior loan rally that began in late 2022 continued into 2023, with the Index returning 2.67% in January 2023, and posting positive performance in February as well. But in mid-March, the unexpected collapse of Silicon Valley Bank and Signature Bank triggered fears of contagion in the regional banking sector and put a damper on asset performance across U.S. capital markets. As a result, the Index return was virtually flat in March 2023.
Senior loans rallied in April 2023, but gave back some of those gains in May amid recession concerns. From June through September 2023, senior loans rallied again as recession fears receded.
The Index return was virtually flat in October 2023, amid volatility that briefly rattled capital markets worldwide. But the senior loan market capped its second-best calendar year on record with strong performances in November and December 2023, driven by expectations that the U.S. Federal Reserve had ended its interest rate hiking cycle and the American economy was headed for a soft landing.
Asset class technical factors contributed to senior loan performance as well. A limited supply of new loans supported floating-rate prices in secondary markets, and new capital formation in structured products reflected strong institutional demand for senior loans. Meanwhile, retail loan mutual fund flows stabilized midway through 2023 after several quarters of outflows.
Issuer fundamentals deteriorated during the period, with the trailing 12-month default rate rising from 0.72% at the start of the period to 1.53% at period-end -- well below the market’s 2.68% long-term average. Despite rising default rates, loan prices improved from $92.44 at the start of the period to $96.23 at period-end.
For the period as a whole, BBB, BB, B, CCC and D-rated (defaulted) loans within the Index returned 8.77%, 10.18%, 14.82%, 17.54%, and -9.74%, respectively.
Fund Performance
For the 12-month period ended December 31, 2023, Eaton Vance VT Floating-Rate Income Fund (the Fund) returned 11.21% for Initial Class shares at net asset value (NAV), underperforming its benchmark, the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index), which returned 13.32%.
The Index is unmanaged, and returns do not reflect applicable sales charges, commissions, or expenses.
Given the period of strong loan market performance, the Fund’s cash allocation detracted from returns versus the Index. The Fund normally maintains a modest cash position for liquidity management purposes.
On an industry basis, loan selections in the software; media; information technology services; household durables; healthcare providers & services; and diversified telecommunication services industries detracted from returns versus the Index. On an individual loan basis, the top detractors from Index-relative returns were overweight positions in a digital infrastructure provider and a rocket company that offers launch services for satellites.
In contrast, loan selections in the pharmaceuticals; electronic equipment, instruments & components; health care equipment & supplies; and hotels, restaurants & leisure industries contributed to returns versus the Index during the period. On an individual loan basis, the top contributors to Index-relative returns were overweight positions in a home health care provider and a financial software company.
The Fund’s out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, contributed to returns versus the Index as well.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Performance

Portfolio Manager(s) Andrew N. Sveen, CFA, Jeffrey R. Hesselbein, CFA and Michael J. Turgel, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Initial Class at NAV	05/02/2001	05/02/2001	11.21%	4.13%	3.22%
ADV Class at NAV	04/15/2014	05/02/2001	11.48	4.41	3.48
Institutional Class at NAV	05/02/2016	05/02/2001	11.92	4.69	3.72

Morningstar® LSTA® US Leveraged Loan IndexSM	—	—	13.32%	5.79%	4.41%
% Total Annual Operating Expense Ratios[3]	Initial Class	ADV Class	Institutional Class
	1.17%	0.92%	0.67%
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Initial Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment[2]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
ADV Class	$10,000	12/31/2013	$14,080	N.A.
Institutional Class	$10,000	12/31/2013	$14,405	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Fund Profile

Top 10 Issuers (% of total investments)[1]
TransDigm, Inc.	1.2%
Carnival Corp.	1.1
Epicor Software Corporation	1.1
Applied Systems, Inc.	0.9
American Airlines, Inc.	0.9
Go Daddy Operating Company, LLC	0.8
ICON Luxembourg S.a.r.l.	0.8
Select Medical Corporation	0.8
Stars Group Holdings B.V. (The)	0.7
Ultimate Software Group, Inc. (The)	0.7
Total	9.0%
Credit Quality (% of total investments)[1,2]
Top 10 Industries (% of total investments)[1]
Software	13.7%
Chemicals	5.4
IT Services	4.8
Hotels, Restaurants & Leisure	4.6
Machinery	4.6
Health Care Providers & Services	4.5
Capital Markets	3.6
Commercial Services & Supplies	3.3
Professional Services	2.8
Insurance	2.3
Total	49.6%

Footnotes:
[1]	Excludes cash and cash equivalents.
[2]	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of ADV Class is linked to Initial Class and the performance of Institutional Class is linked to ADV Class. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expense
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would be higher.
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period* (7/1/23 – 12/31/23)	Annualized Expense Ratio
Actual
Initial Class	$1,000.00	$1,055.40	$6.17	1.19%
ADV Class	$1,000.00	$1,056.70	$4.87	0.94%
Institutional Class	$1,000.00	$1,058.50	$3.58	0.69%

Hypothetical
(5% return per year before expenses)
Initial Class	$1,000.00	$1,019.21	$6.06	1.19%
ADV Class	$1,000.00	$1,020.47	$4.79	0.94%
Institutional Class	$1,000.00	$1,021.73	$3.52	0.69%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2023. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Portfolio of Investments

Asset-Backed Securities — 3.0%
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 12.506%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	$1,000	$ 1,003,464
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 12.517%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	922,832
BlueMountain CLO XXXIV, Ltd., Series 2022-34A, Class E, 12.966%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	1,001,630
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 12.592%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	1,000	938,867
Neuberger Berman Loan Advisers CLO 49, Ltd., Series 2022-49A, Class E, 12.378%, (3 mo. SOFR + 7.00%), 7/25/34(1)(2)	1,000	1,009,908
OCP CLO, Ltd.:
Series 2022-24A, Class D, 9.216%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	1,000	1,006,164
Series 2022-24A, Class E, 12.836%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	2,000	2,020,014
Palmer Square CLO, Ltd., Series 2015-1A, Class DR4, 12.129%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	1,000	995,794
RAD CLO 5, Ltd., Series 2019-5A, Class E, 12.36%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	2,000	1,976,104
RAD CLO 11, Ltd., Series 2021-11A, Class E, 11.906%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	2,000	1,968,094
Wellfleet CLO, Ltd.:
Series 2022-1A, Class D, 9.534%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	968,925
Series 2022-1A, Class E, 13.254%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	3,000	2,883,600
Series 2022-2A, Class E, 13.955%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	500	505,924
Total Asset-Backed Securities (identified cost $17,354,929)		$ 17,201,320

Common Stocks — 0.7%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services, LLC(3)(4)(5)	24	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	13,507	$ 283,647
Phoenix Services International, LLC(4)(5)	12,664	120,308
Phoenix Services International, LLC(4)(5)	1,156	10,982
		$ 414,937
Security	Shares	Value
Containers and Glass Products — 0.0%(6)
LG Parent Holding Co.(4)(5)	33,758	$ 206,768
		$ 206,768
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)	3,342	$ 58,752
		$ 58,752
Entertainment — 0.0%(6)
New Cineworld, Ltd.(4)(5)	13,408	$ 227,936
		$ 227,936
Health Care — 0.1%
Akorn Holding Company, LLC, Class A(3)(4)(5)	58,449	$ 0
Envision Parent, Inc.(4)	58,278	513,575
		$ 513,575
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(4)(5)	87,691	$ 668,644
Serta SSB Equipment Co.(3)(4)(5)	87,691	0
		$ 668,644
Investment Companies — 0.0%(6)
Aegletes B.V.(4)(5)	7,165	$ 17,285
		$ 17,285
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(4)(5)	7,882	$ 653,221
		$ 653,221
Oil and Gas — 0.0%(6)
AFG Holdings, Inc.(3)(4)(5)	17,136	$ 38,042
McDermott International, Ltd.(4)(5)	103,251	25,988
		$ 64,030
Pharmaceuticals — 0.2%
Covis Midco 1 S.a.r.l., Class A(4)(5)	531	$ 271
Covis Midco 1 S.a.r.l., Class B(4)(5)	531	271
Covis Midco 1 S.a.r.l., Class C(4)(5)	531	271
Covis Midco 1 S.a.r.l., Class D(4)(5)	531	271
Covis Midco 1 S.a.r.l., Class E(4)(5)	531	271
Mallinckrodt International Finance S.A.(4)(5)	23,499	898,836
		$ 900,191

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%(6)
Phillips Feed Service, Inc.(3)(4)(5)	285	$ 18,186
		$ 18,186
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	13,555	$ 0
		$ 0
Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(4)(5)	36,023	$ 290,705
		$ 290,705
Total Common Stocks (identified cost $6,685,345)		$ 4,034,230

Corporate Bonds — 6.7%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc., 6.875%, 12/15/30(1)	$500	$ 515,328
		$ 515,328
Air Transport — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	$1,063	$ 1,055,617
5.75%, 4/20/29(1)	950	927,112
United Airlines, Inc.:
4.375%, 4/15/26(1)	325	316,937
4.625%, 4/15/29(1)	325	304,291
		$ 2,603,957
Automotive — 0.1%
Adient Global Holdings, Ltd., 7.00%, 4/15/28(1)	$175	$ 180,996
Clarios Global, L.P./Clarios U.S. Finance Co.:
6.25%, 5/15/26(1)	293	293,563
6.75%, 5/15/25(1)	180	181,697
		$ 656,256
Building and Development — 0.0%(6)
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	$300	$ 298,805
		$ 298,805
Security	Principal Amount (000's omitted)	Value
Business Equipment and Services — 0.5%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	$575	$ 572,521
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)	1,300	1,189,487
4.625%, 6/1/28(1)	1,200	1,092,284
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.25%, 4/15/24(1)	77	76,571
		$ 2,930,863
Chemicals — 0.2%
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)	$975	$ 878,436
		$ 878,436
Commercial Services — 0.3%
Garda World Security Corp., 4.625%, 2/15/27(1)	$700	$ 675,370
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	900	839,986
		$ 1,515,356
Containers & Packaging — 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)	$450	$ 421,031
4.375%, 10/15/28(1)	625	584,935
		$ 1,005,966
Diversified Financial Services — 0.4%
AG Issuer, LLC, 6.25%, 3/1/28(1)	$350	$ 348,297
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)	175	184,171
Aretec Group, Inc., 10.00%, 8/15/30(1)	400	425,560
NFP Corp.:
4.875%, 8/15/28(1)	360	356,596
7.50%, 10/1/30(1)	175	186,412
8.50%, 10/1/31(1)	825	894,733
		$ 2,395,769
Diversified Telecommunication Services — 0.8%
Altice France S.A.:
5.125%, 1/15/29(1)	$100	$ 77,872
5.125%, 7/15/29(1)	4,175	3,253,825
5.50%, 1/15/28(1)	400	329,746
Level 3 Financing, Inc., 3.875%, 11/15/29(1)	1,225	1,024,278
		$ 4,685,721

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$650	$ 605,865
		$ 605,865
Ecological Services and Equipment — 0.3%
GFL Environmental, Inc.:
4.25%, 6/1/25(1)	$475	$ 468,278
5.125%, 12/15/26(1)	1,000	990,097
		$ 1,458,375
Electronics/Electrical — 0.2%
GoTo Group, Inc., 5.50%, 9/1/27(1)	$375	$ 181,752
Imola Merger Corp., 4.75%, 5/15/29(1)	1,325	1,260,537
		$ 1,442,289
Entertainment — 0.0%(6)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	$101	$ 101,534
		$ 101,534
Health Care — 0.5%
Medline Borrower, L.P., 3.875%, 4/1/29(1)	$1,725	$ 1,561,736
Tenet Healthcare Corp., 4.25%, 6/1/29	1,675	1,561,247
		$ 3,122,983
Hotels, Restaurants & Leisure — 0.4%
Carnival Corp., 4.00%, 8/1/28(1)	$2,450	$ 2,279,389
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	200	201,392
		$ 2,480,781
Household Products — 0.0%(6)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	$190	$ 185,424
		$ 185,424
Internet Software & Services — 0.2%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	$875	$ 893,019
		$ 893,019
Leisure Goods/Activities/Movies — 0.1%
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	$225	$ 224,066
NCL Corp., Ltd., 5.875%, 2/15/27(1)	625	619,995
		$ 844,061
Machinery — 0.2%
Madison IAQ, LLC, 4.125%, 6/30/28(1)	$650	$ 591,591
Security	Principal Amount (000's omitted)	Value
Machinery (continued)
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	$350	$ 344,063
		$ 935,654
Media — 0.3%
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	$200	$ 154,048
5.25%, 8/15/27(1)	150	119,328
6.375%, 5/1/26	47	40,053
8.375%, 5/1/27	85	55,286
Univision Communications, Inc.:
4.50%, 5/1/29(1)	650	580,699
5.125%, 2/15/25(1)	81	80,768
7.375%, 6/30/30(1)	725	723,765
		$ 1,753,947
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corporation, 7.00%, 6/15/25(1)	$1,025	$ 1,024,208
		$ 1,024,208
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$400	$ 350,794
		$ 350,794
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$550	$ 541,417
		$ 541,417
Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$630	$ 572,201
		$ 572,201
Retailers (Except Food and Drug) — 0.0%(6)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	$100	$ 94,352
		$ 94,352
Software — 0.2%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	$375	$ 377,411
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	675	642,136
		$ 1,019,547

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Technology — 0.3%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$825	$ 778,589
NCR Atleos Corp., 9.50%, 4/1/29(1)	675	717,775
		$ 1,496,364
Telecommunications — 0.2%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	$550	$ 479,795
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(1)	750	655,860
		$ 1,135,655
Utilities — 0.1%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$ 237,944
5.25%, 6/1/26(1)	346	341,620
		$ 579,564
Total Corporate Bonds (identified cost $40,527,501)		$ 38,124,491

Exchange-Traded Funds — 0.6%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	76,000	$ 3,186,680
Total Exchange-Traded Funds (identified cost $3,501,320)		$ 3,186,680

Senior Floating-Rate Loans — 82.9%(7)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.2%
Dynasty Acquisition Co., Inc.:
Term Loan, 9.356%, (SOFR + 4.00%), 8/24/28	$2,225	$ 2,232,978
Term Loan, 9.356%, (SOFR + 4.00%), 8/24/28	954	956,990
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.152%, (3 mo. USD LIBOR + 6.50%), 7/18/23(3)	166	129,984
TransDigm, Inc.:
Term Loan, 8.598%, (SOFR + 3.25%), 2/22/27	2,210	2,222,191
Term Loan, 8.598%, (SOFR + 3.25%), 8/24/28	1,174	1,181,255
		$ 6,723,398
Airlines — 0.7%
American Airlines, Inc., Term Loan, 10.427%, (SOFR + 4.75%), 4/20/28	$1,935	$ 1,993,050
Borrower/Description	Principal Amount (000's omitted)	Value
Airlines (continued)
Mileage Plus Holdings, LLC, Term Loan, 10.77%, (SOFR + 5.25%), 6/21/27	$1,768	$ 1,830,835
		$ 3,823,885
Apparel & Luxury Goods — 0.6%
Gloves Buyer, Inc.:
Term Loan, 9.47%, (SOFR + 4.00%), 12/29/27	$1,455	$ 1,447,460
Term Loan, 10.47%, (SOFR + 4.00%), 12/29/27	648	640,270
Hanesbrands, Inc., Term Loan, 9.106%, (SOFR + 3.75%), 3/8/30	1,464	1,463,938
		$ 3,551,668
Auto Components — 1.6%
Adient US, LLC, Term Loan, 8.72%, (SOFR + 3.25%), 4/10/28	$685	$ 687,899
Autokiniton US Holdings, Inc., Term Loan, 9.97%, (SOFR + 4.50%), 4/6/28	1,914	1,924,050
Clarios Global, L.P., Term Loan, 9.106%, (SOFR + 3.75%), 5/6/30	2,145	2,151,327
DexKo Global, Inc., Term Loan, 9.36%, (SOFR + 3.75%), 10/4/28	639	637,295
Garrett LX I S.a.r.l., Term Loan, 8.895%, (SOFR + 3.25%), 4/30/28	415	415,524
Garrett Motion, Inc., Term Loan, 9.883%, (SOFR + 4.50%), 4/30/28	679	680,268
LSF12 Badger Bidco, LLC, Term Loan, 11.356%, (SOFR + 6.00%), 8/30/30	300	300,375
LTI Holdings, Inc.:
Term Loan, 8.97%, (SOFR + 3.50%), 9/6/25	1,353	1,309,026
Term Loan, 10.22%, (SOFR + 4.75%), 7/24/26	511	495,642
RealTruck Group, Inc., Term Loan, 10.47%, (SOFR + 5.00%), 1/31/28	700	691,687
		$ 9,293,093
Automobiles — 0.5%
Bombardier Recreational Products, Inc., Term Loan, 7.456%, (SOFR + 2.00%), 5/24/27	$1,389	$ 1,383,506
MajorDrive Holdings IV, LLC, Term Loan, 9.61%, (SOFR + 4.00%), 6/1/28	1,747	1,744,784
		$ 3,128,290
Beverages — 0.6%
Arterra Wines Canada, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 11/24/27	$582	$ 558,948

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Beverages (continued)
City Brewing Company, LLC, Term Loan, 9.164%, (SOFR + 3.50%), 4/5/28	$1,163	$ 923,884
Triton Water Holdings, Inc., Term Loan, 8.86%, (SOFR + 3.25%), 3/31/28	2,040	2,025,051
		$ 3,507,883
Biotechnology — 0.6%
Alkermes, Inc., Term Loan, 7.972%, (SOFR + 2.50%), 3/12/26	$180	$ 179,558
Alltech, Inc., Term Loan, 9.47%, (SOFR + 4.00%), 10/13/28	858	848,925
Grifols Worldwide Operations USA, Inc., Term Loan, 7.538%, (SOFR + 2.00%), 11/15/27	2,329	2,331,212
		$ 3,359,695
Building Products — 1.1%
Cornerstone Building Brands, Inc., Term Loan, 8.712%, (SOFR + 3.25%), 4/12/28	$2,757	$ 2,762,686
CPG International, Inc., Term Loan, 7.956%, (SOFR + 2.50%), 4/28/29	889	891,083
LHS Borrower, LLC, Term Loan, 10.206%, (SOFR + 4.75%), 2/16/29	853	775,085
MI Windows and Doors, LLC, Term Loan, 8.956%, (SOFR + 3.50%), 12/18/27	167	167,245
Oscar AcquisitionCo, LLC, Term Loan, 9.948%, (SOFR + 4.50%), 4/29/29	864	857,822
Standard Industries, Inc., Term Loan, 7.721%, (SOFR + 2.25%), 9/22/28	606	607,511
		$ 6,061,432
Capital Markets — 3.6%
Advisor Group, Inc., Term Loan, 9.856%, (SOFR + 4.50%), 8/17/28	$2,347	$ 2,356,953
Aretec Group, Inc., Term Loan, 9.956%, (SOFR + 4.50%), 8/9/30	2,483	2,485,678
Citadel Securities, L.P., Term Loan, 7.97%, (SOFR + 2.50%), 7/29/30	746	748,582
Citco Funding, LLC, Term Loan, 8.633%, (SOFR + 3.25%), 4/27/28	773	776,928
Edelman Financial Center, LLC, Term Loan, 8.97%, (SOFR + 3.50%), 4/7/28	2,255	2,257,873
EIG Management Company, LLC, Term Loan, 9.206%, (SOFR + 3.75%), 2/22/25	189	189,000
FinCo I, LLC, Term Loan, 8.383%, (SOFR + 3.00%), 6/27/29	1,244	1,250,163
Focus Financial Partners, LLC:
Term Loan, 7.856%, (SOFR + 2.50%), 6/30/28	707	708,533
Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets (continued)
Focus Financial Partners, LLC: (continued)
Term Loan, 8.606%, (SOFR + 3.25%), 6/30/28	$1,972	$ 1,978,930
Term Loan, 8.856%, (SOFR + 3.50%), 6/30/28	623	625,711
HighTower Holdings, LLC, Term Loan, 9.641%, (SOFR + 4.00%), 4/21/28	3,232	3,224,814
Hudson River Trading, LLC, Term Loan, 8.47%, (SOFR + 3.00%), 3/20/28	1,509	1,506,618
LPL Holdings, Inc., Term Loan, 7.206%, (SOFR + 1.75%), 11/12/26	449	449,808
Mariner Wealth Advisors, LLC, Term Loan, 8.86%, (SOFR + 3.25%), 8/18/28	1,228	1,228,275
Victory Capital Holdings, Inc., Term Loan, 7.772%, (SOFR + 2.25%), 7/1/26	676	675,468
		$ 20,463,334
Chemicals — 5.2%
Aruba Investments, Inc., Term Loan, 9.456%, (SOFR + 4.00%), 11/24/27	$413	$ 409,916
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.848%, (SOFR + 2.50%), 12/20/29	1,295	1,300,675
Charter NEX US, Inc., Term Loan, 9.22%, (SOFR + 3.75%), 12/1/27	1,549	1,556,007
CPC Acquisition Corp., Term Loan, 9.36%, (SOFR + 3.75%), 12/29/27	1,217	988,894
Gemini HDPE, LLC, Term Loan, 8.645%, (SOFR + 3.00%), 12/31/27	398	397,671
GEON Performance Solutions, LLC, Term Loan, 10.36%, (SOFR + 4.75%), 8/18/28	889	887,537
Groupe Solmax, Inc., Term Loan, 10.295%, (SOFR + 4.75%), 5/29/28(8)	1,051	1,012,837
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 9.238%, (SOFR + 3.75%), 7/8/30	1,075	1,062,234
INEOS Quattro Holdings UK, Ltd.:
Term Loan, 9.206%, (SOFR + 3.75%), 3/14/30	398	387,055
Term Loan, 9.706%, (SOFR + 4.25%), 4/2/29	991	973,350
INEOS US Finance, LLC:
Term Loan, 8.856%, (SOFR + 3.50%), 2/18/30	3,235	3,242,796
Term Loan, 9.206%, (SOFR + 3.75%), 11/8/27	993	995,912
Kraton Corporation, Term Loan, 8.896%, (SOFR + 3.25%), 3/15/29	368	363,525
Lonza Group AG, Term Loan, 9.373%, (SOFR + 3.93%), 7/3/28	1,664	1,515,706
Momentive Performance Materials, Inc., Term Loan, 9.856%, (SOFR + 4.50%), 3/29/28	3,528	3,410,872
Nouryon Finance B.V., Term Loan, 9.467%, (SOFR + 4.00%), 4/3/28	684	686,949

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
Olympus Water US Holding Corporation:
Term Loan, 9.36%, (SOFR + 3.75%), 11/9/28	$2,462	$ 2,460,346
Term Loan, 9.948%, (SOFR + 4.50%), 11/9/28	344	344,888
Orion Engineered Carbons GmbH, Term Loan, 7.598%, (SOFR + 2.15%), 9/24/28	293	291,784
Rohm Holding GmbH, Term Loan, 10.881%, (SOFR + 5.00%), 7/31/26	556	493,787
SCUR-Alpha 1503 GmbH, Term Loan, 10.883%, (SOFR + 5.50%), 3/29/30	1,243	1,146,591
Starfruit Finco B.V., Term Loan, 9.441%, (SOFR + 4.00%), 4/3/28	622	624,907
Trinseo Materials Operating S.C.A., Term Loan, 8.15%, (SOFR + 2.50%), 5/3/28	561	440,675
Tronox Finance, LLC:
Term Loan, 8.086%, (SOFR + 2.50%), 3/10/28(8)	867	868,753
Term Loan, 8.598%, (SOFR + 3.25%), 4/4/29	715	716,568
Term Loan, 8.848%, (SOFR + 3.50%), 8/16/28	500	501,563
W.R. Grace & Co.-Conn., Term Loan, 9.36%, (SOFR + 3.75%), 9/22/28	2,818	2,830,708
		$ 29,912,506
Commercial Services & Supplies — 3.2%
Albion Financing 3 S.a.r.l.:
Term Loan, 10.878%, (SOFR + 5.50%), 8/17/26	$273	$ 274,643
Term Loan, 10.924%, (SOFR + 5.25%), 8/17/26	1,547	1,558,826
Allied Universal Holdco, LLC, Term Loan, 9.206%, (SOFR + 3.75%), 5/12/28	161	159,965
Asplundh Tree Expert, LLC, Term Loan, 7.206%, (SOFR + 1.75%), 9/7/27	1,198	1,200,038
Belfor Holdings, Inc., Term Loan, 9.106%, (SOFR + 3.75%), 11/1/30	625	628,906
Covanta Holding Corporation:
Term Loan, 7.856%, (SOFR + 2.50%), 11/30/28	1,556	1,557,031
Term Loan, 7.856%, (SOFR + 2.50%), 11/30/28	119	118,709
Term Loan, 8.36%, (SOFR + 3.00%), 11/30/28	464	465,307
Term Loan, 8.36%, (SOFR + 3.00%), 11/30/28	35	34,985
EnergySolutions, LLC, Term Loan, 9.356%, (SOFR + 4.00%), 9/20/30	1,220	1,220,839
Garda World Security Corporation:
Term Loan, 9.625%, (SOFR + 4.25%), 2/1/29	1,290	1,293,158
Term Loan, 9.725%, (SOFR + 4.25%), 10/30/26	1,477	1,481,866
GFL Environmental, Inc., Term Loan, 7.912%, (SOFR + 2.50%), 5/31/27	2,009	2,018,630
Harsco Corporation, Term Loan, 7.72%, (SOFR + 2.25%), 3/10/28	244	243,801
JFL-Tiger Acquisition Co., Inc., Term Loan, 10.403%, (SOFR + 5.00%), 10/17/30	725	724,698
Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
LABL, Inc., Term Loan, 10.456%, (SOFR + 5.00%), 10/29/28	$588	$ 565,693
Monitronics International, Inc., Term Loan, 13.145%, (SOFR + 7.50%), 6/30/28	743	742,568
Phoenix Services International, LLC, Term Loan, 11.456%, (SOFR + 6.10%), 6/30/28	153	142,389
SITEL Worldwide Corporation, Term Loan, 9.22%, (SOFR + 3.75%), 8/28/28	1,882	1,813,770
Tempo Acquisition, LLC, Term Loan, 8.106%, (SOFR + 2.75%), 8/31/28	632	635,923
TMF Group Holding B.V., Term Loan, 10.414%, (SOFR + 5.00%), 5/3/28	375	377,578
TruGreen Limited Partnership, Term Loan, 9.456%, (SOFR + 4.00%), 11/2/27	828	802,537
		$ 18,061,860
Communications Equipment — 0.2%
Ciena Corporation, Term Loan, 7.358%, (SOFR + 2.00%), 10/24/30	$1,147	$ 1,151,176
		$ 1,151,176
Construction Materials — 0.8%
Quikrete Holdings, Inc.:
Term Loan, 8.095%, (SOFR + 2.63%), 2/1/27	$2,375	$ 2,384,892
Term Loan, 8.22%, (SOFR + 2.75%), 3/19/29	2,069	2,079,014
		$ 4,463,906
Consumer Staples Distribution & Retail — 0.3%
Cardenas Markets, Inc., Term Loan, 12.198%, (SOFR + 6.75%), 8/1/29	$422	$ 422,763
Peer Holding III B.V., Term Loan, 8.598%, (SOFR + 3.25%), 10/28/30	1,075	1,079,367
		$ 1,502,130
Containers & Packaging — 1.1%
Berlin Packaging, LLC, Term Loan, 9.214%, (SOFR + 3.75%), 3/11/28(8)	$953	$ 955,267
Berry Global, Inc., Term Loan, 7.222%, (SOFR + 1.75%), 7/1/26	447	448,414
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.631%, (SOFR + 4.18%), 4/13/29	3,152	3,170,682
Pretium Packaging, LLC, Term Loan - Second Lien, 9.995%, (SOFR + 4.60%), 10/2/28	460	363,633
Proampac PG Borrower, LLC, Term Loan, 9.881%, (SOFR + 4.50%), 9/15/28	1,150	1,153,355
		$ 6,091,351

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Distributors — 0.0%(6)
Phillips Feed Service, Inc., Term Loan, 12.356%, (SOFR + 7.00%), 11/13/24(3)	$52	$ 41,326
		$ 41,326
Diversified Consumer Services — 0.8%
Ascend Learning, LLC, Term Loan, 8.956%, (SOFR + 3.50%), 12/11/28	$1,485	$ 1,461,995
Belron Finance US, LLC, Term Loan, 7.995%, (SOFR + 2.50%), 4/18/29	821	823,587
KUEHG Corp., Term Loan, 10.348%, (SOFR + 5.00%), 6/12/30	1,347	1,353,599
Sotheby's, Term Loan, 10.156%, (SOFR + 4.50%), 1/15/27	693	687,122
Spring Education Group, Inc., Term Loan, 9.848%, (SOFR + 4.50%), 10/4/30	350	351,182
		$ 4,677,485
Diversified Telecommunication Services — 0.9%
Altice France S.A., Term Loan, 10.894%, (SOFR + 5.50%), 8/15/28	$11	$ 9,467
CenturyLink, Inc., Term Loan, 7.72%, (SOFR + 2.25%), 3/15/27	1,071	733,002
GEE Holdings 2, LLC:
Term Loan, 13.46%, (SOFR + 8.00%), 3/24/25	120	108,859
Term Loan - Second Lien, 13.71%, (SOFR + 8.25%), 5.46% cash, 8.25% PIK, 3/23/26	275	165,180
Level 3 Financing, Inc., Term Loan, 7.22%, (SOFR + 1.75%), 3/1/27	2,575	2,448,328
Virgin Media Bristol, LLC:
Term Loan, 7.976%, (SOFR + 2.50%), 1/31/28	850	848,672
Term Loan, 8.726%, (SOFR + 3.25%), 1/31/29	750	749,906
		$ 5,063,414
Electrical Equipment — 0.1%
AZZ, Inc., Term Loan, 9.106%, (SOFR + 3.75%), 5/13/29	$337	$ 338,813
		$ 338,813
Electronic Equipment, Instruments & Components — 1.2%
Creation Technologies, Inc., Term Loan, 11.176%, (SOFR + 5.50%), 10/5/28	$788	$ 768,300
II-VI Incorporated, Term Loan, 8.22%, (SOFR + 2.75%), 7/2/29	731	735,602
Ingram Micro, Inc., Term Loan, 8.61%, (SOFR + 3.00%), 6/30/28	365	366,578
Mirion Technologies, Inc., Term Loan, 8.36%, (SOFR + 2.75%), 10/20/28	481	483,687
Borrower/Description	Principal Amount (000's omitted)	Value
Electronic Equipment, Instruments & Components (continued)
MX Holdings US, Inc., Term Loan, 8.22%, (SOFR + 2.75%), 7/31/28	$249	$ 249,761
Robertshaw US Holding Corp.:
Term Loan, 16.50%, (USD Prime + 8.00%), 11.50% cash, 5.00% PIK, 2/28/27	1,299	1,286,007
Term Loan - Second Lien, 12.448%, (SOFR + 7.00%), 2/28/27	1,214	1,001,341
TTM Technologies, Inc., Term Loan, 8.093%, (SOFR + 2.75%), 5/30/30	524	524,997
Verifone Systems, Inc., Term Loan, 9.641%, (SOFR + 4.00%), 8/20/25	1,653	1,606,316
		$ 7,022,589
Energy Equipment & Services — 0.2%
Ameriforge Group, Inc.:
Term Loan, 13.36%, (SOFR + 8.00%), 12/29/23(3)(9)	$79	$ 62,890
Term Loan, 18.36%, (SOFR + 13.00%), 13.36% cash, 5.00% PIK, 12/29/23(3)	619	495,210
GIP Pilot Acquisition Partners L.P., Term Loan, 8.388%, (SOFR + 3.00%), 10/4/30	475	476,089
Lealand Finance Company B.V., Term Loan, 9.47%, (SOFR + 4.00%), 6.47% cash, 3.00% PIK, 6/30/25	258	106,306
		$ 1,140,495
Engineering & Construction — 0.6%
Aegion Corporation, Term Loan, 10.395%, (SOFR + 4.75%), 5/17/28	$318	$ 318,539
American Residential Services, LLC, Term Loan, 9.11%, (SOFR + 3.50%), 10/15/27	340	339,500
Northstar Group Services, Inc.:
Term Loan, 10.97%, (SOFR + 5.50%), 11/12/26	2,520	2,516,721
Term Loan, 10.972%, (SOFR + 5.50%), 11/12/26	488	488,109
		$ 3,662,869
Entertainment — 0.7%
City Football Group Limited, Term Loan, 8.47%, (SOFR + 3.00%), 7/21/28	$1,005	$ 1,002,408
Crown Finance US, Inc., Term Loan, 7.381%, (SOFR + 1.50%), 7/31/28	288	290,706
EP Purchaser, LLC, Term Loan, 9.11%, (SOFR + 3.50%), 11/6/28	344	341,618
UFC Holdings, LLC, Term Loan, 8.399%, (SOFR + 2.75%), 4/29/26	2,072	2,081,335
		$ 3,716,067

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Equity Real Estate Investment Trusts (REITs) — 0.2%
Iron Mountain, Inc., Term Loan, 1/31/31(10)	$1,000	$ 1,001,562
		$ 1,001,562
Financial Services — 1.4%
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/24(11)	$1,109	$ 122,016
GTCR W Merger Sub, LLC, Term Loan, 9/20/30(10)	3,000	3,012,405
NCR Atleos, LLC, Term Loan, 10.206%, (SOFR + 4.75%), 3/27/29	2,325	2,321,368
Nuvei Technologies Corp., Term Loan, 12/19/30(10)	825	825,516
Walker & Dunlop, Inc.:
Term Loan, 7.706%, (SOFR + 2.25%), 12/16/28	882	879,795
Term Loan, 8.456%, (SOFR + 3.00%), 12/16/28	720	719,562
		$ 7,880,662
Food Products — 0.4%
CHG PPC Parent, LLC, Term Loan, 8.356%, (SOFR + 3.00%), 12/8/28	$368	$ 369,322
Del Monte Foods, Inc., Term Loan, 9.711%, (SOFR + 4.25%), 5/16/29	1,898	1,782,170
Sovos Brands Intermediate, Inc., Term Loan, 9.145%, (SOFR + 3.50%), 6/8/28	373	374,706
		$ 2,526,198
Gas Utilities — 0.4%
CQP Holdco, L.P., Term Loan, 8.348%, (SOFR + 3.00%), 12/31/30	$2,510	$ 2,519,085
		$ 2,519,085
Health Care Equipment & Supplies — 0.8%
Artivion, Inc., Term Loan, 8.97%, (SOFR + 3.50%), 6/1/27	$353	$ 345,450
Bayou Intermediate II, LLC, Term Loan, 10.154%, (SOFR + 4.50%), 8/2/28	515	491,991
Journey Personal Care Corp., Term Loan, 9.72%, (SOFR + 4.25%), 3/1/28	1,660	1,643,350
Medline Borrower, L.P., Term Loan, 8.47%, (SOFR + 3.00%), 10/23/28	1,991	2,000,624
		$ 4,481,415
Health Care Providers & Services — 4.5%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 9.36%, (SOFR + 3.75%), 9/7/28	$2,749	$ 2,759,221
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.348%, (SOFR + 8.00%), 1/15/26	752	642,985
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
Cano Health, LLC, Term Loan, 9.533%, (SOFR + 4.00%), 11/23/27	$1,024	$ 457,394
CCRR Parent, Inc., Term Loan, 9.22%, (SOFR + 3.75%), 3/6/28	1,839	1,792,654
CHG Healthcare Services, Inc.:
Term Loan, 8.72%, (SOFR + 3.25%), 9/29/28	1,352	1,355,353
Term Loan, 9.145%, (SOFR + 3.75%), 9/29/28	400	401,417
Covis Finco S.a.r.l., Term Loan, 12.012%, (SOFR + 6.50%), 2/18/27	653	465,843
Ensemble RCM, LLC, Term Loan, 9.233%, (SOFR + 3.75%), 8/3/26	3,342	3,352,122
IVC Acquisition, Ltd., Term Loan, 10.886%, (SOFR + 5.50%), 11/17/28	1,025	1,030,766
LSCS Holdings, Inc., Term Loan, 9.97%, (SOFR + 4.61%), 12/16/28	1,103	1,090,097
Medical Solutions Holdings, Inc., Term Loan, 8.706%, (SOFR + 3.25%), 11/1/28	3,714	3,452,200
National Mentor Holdings, Inc.:
Term Loan, 9.198%, (SOFR + 3.75%), 3/2/28	39	35,015
Term Loan, 9.204%, (SOFR + 3.75%), 3/2/28(8)	1,367	1,239,256
Option Care Health, Inc., Term Loan, 8.22%, (SOFR + 2.75%), 10/27/28	343	344,715
Pacific Dental Services, LLC, Term Loan, 8.97%, (SOFR + 3.50%), 5/5/28	540	541,468
Phoenix Guarantor, Inc.:
Term Loan, 8.72%, (SOFR + 3.25%), 3/5/26	929	930,226
Term Loan, 8.97%, (SOFR + 3.50%), 3/5/26	1,037	1,038,634
R1 RCM, Inc., Term Loan, 6/21/29(10)	725	725,000
Radnet Management, Inc., Term Loan, 8.645%, (SOFR + 3.00%), 4/21/28	1,160	1,164,106
Select Medical Corporation, Term Loan, 8.356%, (SOFR + 3.00%), 3/6/27	1,462	1,464,739
TTF Holdings, LLC, Term Loan, 9.47%, (SOFR + 4.00%), 3/31/28	367	367,709
U.S. Anesthesia Partners, Inc., Term Loan, 9.707%, (SOFR + 4.25%), 10/1/28	1,100	1,009,356
		$ 25,660,276
Health Care Technology — 1.7%
Imprivata, Inc.:
Term Loan, 9.22%, (SOFR + 3.75%), 12/1/27	$2,143	$ 2,155,657
Term Loan, 9.60%, (SOFR + 4.25%), 12/1/27	222	222,918
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.47%, (SOFR + 4.00%), 12/18/28	884	707,769
Term Loan - Second Lien, 12.22%, (SOFR + 6.75%), 12/17/29	575	346,916

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Technology (continued)
Navicure, Inc., Term Loan, 9.47%, (SOFR + 4.00%), 10/22/26	$1,743	$ 1,751,474
PointClickCare Technologies, Inc., Term Loan, 8.61%, (SOFR + 3.00%), 12/29/27	365	365,143
Project Ruby Ultimate Parent Corp., Term Loan, 8.72%, (SOFR + 3.25%), 3/10/28	1,171	1,171,406
Symplr Software, Inc., Term Loan, 9.983%, (SOFR + 4.50%), 12/22/27	1,266	1,137,203
Verscend Holding Corp., Term Loan, 9.47%, (SOFR + 4.00%), 8/27/25	1,672	1,676,472
		$ 9,534,958
Hotels, Restaurants & Leisure — 4.2%
Bally's Corporation, Term Loan, 8.927%, (SOFR + 3.25%), 10/2/28	$725	$ 689,435
Carnival Corporation, Term Loan, 8.72%, (SOFR + 3.25%), 10/18/28	2,132	2,139,493
ClubCorp Holdings, Inc., Term Loan, 10.61%, (SOFR + 5.00%), 9/18/26	1,625	1,570,493
Fertitta Entertainment, LLC, Term Loan, 9.356%, (SOFR + 4.00%), 1/27/29	1,477	1,479,633
Flutter Entertainment PLC, Term Loan, 7.698%, (SOFR + 2.25%), 11/25/30	3,050	3,060,803
Great Canadian Gaming Corporation, Term Loan, 9.633%, (SOFR + 4.00%), 11/1/26	1,481	1,488,840
GVC Holdings (Gibraltar) Limited, Term Loan, 8.948%, (SOFR + 3.50%), 10/31/29	2,030	2,035,600
IRB Holding Corp., Term Loan, 8.456%, (SOFR + 3.00%), 12/15/27	1,255	1,258,192
Light and Wonder International, Inc., Term Loan, 8.465%, (SOFR + 3.00%), 4/14/29	2,959	2,970,509
Ontario Gaming GTA L.P., Term Loan, 9.598%, (SOFR + 4.25%), 8/1/30	725	728,795
Playa Resorts Holding B.V., Term Loan, 9.608%, (SOFR + 4.25%), 1/5/29	1,287	1,290,144
Scientific Games Holdings, L.P., Term Loan, 8.664%, (SOFR + 3.25%), 4/4/29	2,975	2,978,217
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.47%, (SOFR + 3.00%), 8/25/28	1,177	1,184,048
Stars Group Holdings B.V. (The), Term Loan, 8.863%, (SOFR + 3.25%), 7/22/28	547	549,522
Wyndham Hotels & Resorts, Inc., Term Loan, 7.706%, (SOFR + 2.25%), 5/24/30	796	798,850
		$ 24,222,574
Household Durables — 1.1%
ACProducts, Inc., Term Loan, 9.86%, (SOFR + 4.25%), 5/17/28	$2,196	$ 1,931,552
Borrower/Description	Principal Amount (000's omitted)	Value
Household Durables (continued)
Libbey Glass, Inc., Term Loan, 11.956%, (SOFR + 6.50%), 11/22/27	$1,935	$ 1,852,646
Serta Simmons Bedding, LLC, Term Loan, 12.963%, (SOFR + 7.50%), 6/29/28	1,293	1,234,062
Solis IV B.V., Term Loan, 8.88%, (SOFR + 3.50%), 2/26/29	1,360	1,358,126
		$ 6,376,386
Household Products — 0.4%
Energizer Holdings, Inc., Term Loan, 7.721%, (SOFR + 2.25%), 12/22/27	$494	$ 494,574
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.36%, (SOFR + 3.75%), 12/22/26	1,721	1,722,310
Term Loan, 11.538%, (SOFR + 6.00%), 12/22/26	343	344,286
		$ 2,561,170
Insurance — 2.3%
Alliant Holdings Intermediate, LLC, Term Loan, 8.86%, (SOFR + 3.50%), 11/6/30	$1,536	$ 1,544,875
AmWINS Group, Inc., Term Loan, 8.22%, (SOFR + 2.75%), 2/19/28	2,648	2,659,126
AssuredPartners, Inc.:
Term Loan, 8.97%, (SOFR + 3.50%), 2/12/27	1,217	1,220,752
Term Loan, 8.97%, (SOFR + 3.50%), 2/12/27	1,476	1,481,085
HUB International Limited, Term Loan, 9.662%, (SOFR + 4.25%), 6/20/30	1,670	1,679,488
NFP Corp., Term Loan, 8.72%, (SOFR + 3.25%), 2/16/27	1,807	1,818,935
Ryan Specialty Group, LLC, Term Loan, 8.456%, (SOFR + 3.00%), 9/1/27	629	629,792
USI, Inc., Term Loan, 8.35%, (SOFR + 3.00%), 11/22/29	1,980	1,987,644
		$ 13,021,697
Interactive Media & Services — 0.5%
Adevinta ASA, Term Loan, 8.362%, (SOFR + 2.75%), 6/26/28	$278	$ 279,449
Buzz Finco, LLC, Term Loan, 8.706%, (SOFR + 3.25%), 1/29/27	33	33,591
Foundational Education Group, Inc., Term Loan, 9.895%, (SOFR + 4.25%), 8/31/28	1,397	1,368,570
Getty Images, Inc., Term Loan, 9.948%, (SOFR + 4.50%), 2/19/26	828	832,945
Match Group, Inc., Term Loan, 7.27%, (SOFR + 1.75%), 2/13/27	525	526,313
		$ 3,040,868

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
IT Services — 4.8%
Asurion, LLC:
Term Loan, 8.713%, (SOFR + 3.25%), 12/23/26	$2,910	$ 2,908,440
Term Loan, 9.456%, (SOFR + 4.00%), 8/19/28	1,064	1,060,172
Term Loan - Second Lien, 10.72%, (SOFR + 5.25%), 1/31/28	930	888,538
Term Loan - Second Lien, 10.72%, (SOFR + 5.25%), 1/20/29	250	236,764
Cyxtera DC Holdings, Inc.:
Term Loan, 0.00%, 5/1/24(11)	2,969	1,876,850
Term Loan, 13.97%, (SOFR + 8.50%), 2/7/24	832	838,096
Endure Digital, Inc., Term Loan, 9.422%, (SOFR + 3.50%), 2/10/28	3,871	3,802,675
Gainwell Acquisition Corp., Term Loan, 9.448%, (SOFR + 4.00%), 10/1/27	3,531	3,442,899
Go Daddy Operating Company, LLC:
Term Loan, 7.47%, (SOFR + 2.00%), 8/10/27	700	701,592
Term Loan, 7.856%, (SOFR + 2.50%), 11/9/29	974	978,301
Informatica, LLC, Term Loan, 8.22%, (SOFR + 2.75%), 10/27/28	3,119	3,129,835
NAB Holdings, LLC, Term Loan, 8.248%, (SOFR + 2.75%), 11/23/28	3,563	3,572,507
Rackspace Technology Global, Inc., Term Loan, 8.23%, (SOFR + 2.75%), 2/15/28	3,254	1,439,839
Sedgwick Claims Management Services, Inc., Term Loan, 9.106%, (SOFR + 3.75%), 2/24/28	1,492	1,499,244
Skopima Merger Sub, Inc., Term Loan, 9.47%, (SOFR + 4.00%), 5/12/28	742	741,411
WEX, Inc., Term Loan, 7.72%, (SOFR + 2.25%), 3/31/28	292	292,986
		$ 27,410,149
Leisure Products — 0.5%
Fender Musical Instruments Corporation, Term Loan, 9.456%, (SOFR + 4.00%), 12/1/28	$270	$ 263,941
Hayward Industries, Inc., Term Loan, 8.22%, (SOFR + 2.75%), 5/30/28	1,494	1,496,110
Recess Holdings, Inc., Term Loan, 9.388%, (SOFR + 4.00%), 3/29/27	599	603,737
SRAM, LLC, Term Loan, 8.22%, (SOFR + 2.75%), 5/18/28	519	519,560
		$ 2,883,348
Life Sciences Tools & Services — 1.3%
Avantor Funding, Inc., Term Loan, 7.706%, (SOFR + 2.25%), 11/8/27	$867	$ 869,972
Cambrex Corporation, Term Loan, 8.956%, (SOFR + 3.50%), 12/4/26	169	165,749
Borrower/Description	Principal Amount (000's omitted)	Value
Life Sciences Tools & Services (continued)
Catalent Pharma Solutions, Inc., Term Loan, 8.356%, (SOFR + 3.00%), 2/22/28	$275	$ 274,656
Curia Global, Inc., Term Loan, 9.233%, (SOFR + 3.75%), 8/30/26	146	131,331
ICON Luxembourg S.a.r.l., Term Loan, 7.86%, (SOFR + 2.25%), 7/3/28	2,082	2,092,384
IQVIA, Inc., Term Loan, 7.348%, (SOFR + 2.00%), 1/2/31	1,325	1,330,442
Loire Finco Luxembourg S.a.r.l., Term Loan, 8.956%, (SOFR + 3.50%), 4/21/27	241	236,407
Packaging Coordinators Midco, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 11/30/27	220	220,359
PRA Health Sciences, Inc., Term Loan, 7.86%, (SOFR + 2.25%), 7/3/28	519	521,319
Star Parent, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 9/27/30	1,400	1,390,813
		$ 7,233,432
Machinery — 4.4%
AI Aqua Merger Sub, Inc., Term Loan, 9.093%, (SOFR + 3.75%), 7/31/28	$2,021	$ 2,025,589
Ali Group North America Corporation, Term Loan, 7.47%, (SOFR + 2.00%), 7/30/29	1,945	1,950,589
Alliance Laundry Systems, LLC, Term Loan, 8.994%, (SOFR + 3.50%), 10/8/27	1,087	1,091,763
American Trailer World Corp., Term Loan, 9.206%, (SOFR + 3.75%), 3/3/28	748	734,165
Apex Tool Group, LLC, Term Loan, 10.707%, (SOFR + 5.25%), 2/8/29	1,015	895,372
Barnes Group, Inc., Term Loan, 8.456%, (SOFR + 3.00%), 9/3/30	524	525,815
Clark Equipment Company, Term Loan, 7.948%, (SOFR + 2.50%), 4/20/29	562	564,146
Conair Holdings, LLC, Term Loan, 9.22%, (SOFR + 3.75%), 5/17/28	1,349	1,326,052
CPM Holdings, Inc., Term Loan, 9.843%, (SOFR + 4.50%), 9/28/28	1,384	1,390,062
EMRLD Borrower, L.P., Term Loan, 8.356%, (SOFR + 3.00%), 5/31/30	1,097	1,101,854
Engineered Machinery Holdings, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 5/19/28	2,303	2,290,663
Filtration Group Corporation, Term Loan, 8.97%, (SOFR + 3.50%), 10/21/28	1,079	1,082,389
Gates Global, LLC, Term Loan, 7.956%, (SOFR + 2.50%), 3/31/27	1,368	1,371,994
Icebox Holdco III, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 12/22/28	1,426	1,419,029

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Madison IAQ, LLC, Term Loan, 8.721%, (SOFR + 3.25%), 6/21/28	$1,939	$ 1,934,710
Roper Industrial Products Investment Company, LLC, Term Loan, 9.348%, (SOFR + 4.00%), 11/22/29	1,566	1,571,810
SPX Flow, Inc., Term Loan, 9.956%, (SOFR + 4.50%), 4/5/29	1,111	1,115,913
Titan Acquisition Limited, Term Loan, 8.47%, (SOFR + 3.00%), 3/28/25	1,139	1,139,154
Vertical US Newco, Inc., Term Loan, 9.381%, (SOFR + 3.50%), 7/30/27	1,287	1,291,845
		$ 24,822,914
Media — 1.7%
Aragorn Parent Corp., Term Loan, 9.61%, (SOFR + 4.25%), 6/15/28	$683	$ 680,876
Hubbard Radio, LLC, Term Loan, 9.73%, (1 mo. USD LIBOR + 4.25%), 3/28/25	367	302,506
iHeartCommunications, Inc.:
Term Loan, 8.47%, (SOFR + 3.00%), 5/1/26	438	379,841
Term Loan, 8.72%, (SOFR + 3.25%), 5/1/26	223	192,994
Magnite, Inc., Term Loan, 10.519%, (SOFR + 5.00%), 4/28/28(8)	927	931,645
Mission Broadcasting, Inc., Term Loan, 7.97%, (SOFR + 2.50%), 6/2/28	268	268,293
MJH Healthcare Holdings, LLC, Term Loan, 8.956%, (SOFR + 3.50%), 1/28/29	246	245,011
Nexstar Broadcasting, Inc., Term Loan, 7.97%, (SOFR + 2.50%), 9/18/26	1,795	1,797,391
Sinclair Television Group, Inc.:
Term Loan, 7.97%, (SOFR + 2.50%), 9/30/26	1,441	1,331,551
Term Loan, 8.47%, (SOFR + 3.00%), 4/1/28	1,771	1,467,618
Univision Communications, Inc., Term Loan, 8.72%, (SOFR + 3.25%), 3/15/26	1,988	1,993,583
		$ 9,591,309
Metals/Mining — 0.9%
Arsenal AIC Parent, LLC, Term Loan, 9.856%, (SOFR + 4.50%), 8/18/30	$1,272	$ 1,278,702
Dynacast International, LLC, Term Loan, 9.988%, (SOFR + 4.50%), 7/22/25	846	786,389
PMHC II, Inc., Term Loan, 9.807%, (SOFR + 4.25%), 4/23/29	1,732	1,665,323
WireCo WorldGroup, Inc., Term Loan, 9.108%, (SOFR + 3.75%), 11/13/28	371	373,260
Zekelman Industries, Inc., Term Loan, 7.476%, (SOFR + 2.00%), 1/24/27	1,190	1,192,674
		$ 5,296,348
Borrower/Description	Principal Amount (000's omitted)	Value
Oil, Gas & Consumable Fuels — 0.9%
Freeport LNG Investments, LLP, Term Loan, 9.177%, (SOFR + 3.50%), 12/21/28	$1,048	$ 1,048,524
GIP II Blue Holding, L.P., Term Loan, 9.97%, (SOFR + 4.50%), 9/29/28	787	791,705
ITT Holdings, LLC, Term Loan, 8.706%, (SOFR + 3.25%), 10/5/30	823	827,052
Oryx Midstream Services Permian Basin, LLC, Term Loan, 8.71%, (SOFR + 3.25%), 10/5/28	878	881,134
Oxbow Carbon, LLC, Term Loan, 9.452%, (SOFR + 4.00%), 5/10/30(8)	547	547,022
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.47%, (SOFR + 8.00%), 8/27/26	99	98,620
UGI Energy Services, LLC, Term Loan, 8.706%, (SOFR + 3.25%), 2/22/30	1,161	1,166,952
		$ 5,361,009
Personal Products — 0.2%
Olaplex, Inc., Term Loan, 8.956%, (SOFR + 3.50%), 2/23/29	$990	$ 921,248
		$ 921,248
Pharmaceuticals — 1.2%
Bausch Health Companies, Inc., Term Loan, 10.706%, (SOFR + 5.25%), 2/1/27	$1,738	$ 1,420,980
Ceva Sante Animale, Term Loan, 9.616%, (SOFR + 4.25%), 11/1/30	400	402,500
Jazz Financing Lux S.a.r.l., Term Loan, 8.97%, (SOFR + 3.50%), 5/5/28	2,756	2,771,890
Mallinckrodt International Finance S.A.:
Term Loan, 12.865%, (SOFR + 7.50%), 11/14/28	323	358,357
Term Loan - Second Lien, 14.865%, (SOFR + 9.50%), 11/14/28	1,832	1,972,494
		$ 6,926,221
Professional Services — 2.7%
AlixPartners, LLP, Term Loan, 8.22%, (SOFR + 2.75%), 2/4/28	$572	$ 573,965
APFS Staffing Holdings, Inc., Term Loan, 9.356%, (SOFR + 4.00%), 12/29/28	246	244,243
ASGN Incorporated, Term Loan, 7.606%, (SOFR + 2.25%), 8/30/30	374	376,576
Camelot U.S. Acquisition, LLC, Term Loan, 8.47%, (SOFR + 3.00%), 10/30/26	1,031	1,034,011
CoreLogic, Inc., Term Loan, 8.97%, (SOFR + 3.50%), 6/2/28	2,559	2,498,207
Corporation Service Company, Term Loan, 8.706%, (SOFR + 3.25%), 11/2/29	279	279,896

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services (continued)
Deerfield Dakota Holding, LLC, Term Loan, 9.098%, (SOFR + 3.75%), 4/9/27	$1,078	$ 1,071,190
EAB Global, Inc., Term Loan, 8.97%, (SOFR + 3.50%), 8/16/28	1,836	1,834,672
Employbridge Holding Company, Term Loan, 10.407%, (SOFR + 4.75%), 7/19/28	1,124	930,213
Genuine Financial Holdings, LLC, Term Loan, 9.356%, (SOFR + 4.00%), 9/27/30	399	398,626
Neptune Bidco US, Inc., Term Loan, 10.507%, (SOFR + 5.00%), 4/11/29	1,443	1,322,950
Rockwood Service Corporation, Term Loan, 9.72%, (SOFR + 4.25%), 1/23/27	1,270	1,274,984
Trans Union, LLC:
Term Loan, 7.206%, (SOFR + 1.75%), 11/16/26	1,068	1,070,912
Term Loan, 7.72%, (SOFR + 2.25%), 12/1/28	1,418	1,423,644
Vaco Holdings, LLC, Term Loan, 10.434%, (SOFR + 5.00%), 1/21/29	984	974,304
		$ 15,308,393
Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 8.22%, (SOFR + 2.75%), 8/21/25	$13	$ 12,899
Term Loan, 8.706%, (SOFR + 3.25%), 1/31/30	272	270,435
Term Loan, 9.356%, (SOFR + 4.00%), 1/31/30	112	112,256
Greystar Real Estate Partners, LLC, Term Loan, 9.125%, (SOFR + 3.75%), 8/21/30	623	624,996
Homeserve USA Holding Corp., Term Loan, 8.358%, (SOFR + 3.00%), 10/21/30	900	900,750
RE/MAX International, Inc., Term Loan, 7.97%, (SOFR + 2.50%), 7/21/28	1,146	1,084,907
		$ 3,006,243
Road & Rail — 1.7%
First Student Bidco, Inc.:
Term Loan, 9.448%, (SOFR + 4.00%), 7/21/28	$1,866	$ 1,861,565
Term Loan, 7/21/28(10)	33	32,625
Grab Holdings, Inc., Term Loan, 9.97%, (SOFR + 4.50%), 1/29/26	940	945,348
Hertz Corporation (The):
Term Loan, 8.72%, (SOFR + 3.25%), 6/30/28	1,566	1,563,307
Term Loan, 8.72%, (SOFR + 3.25%), 6/30/28	303	302,178
Term Loan, 9.108%, (SOFR + 3.75%), 6/30/28	725	724,728
Borrower/Description	Principal Amount (000's omitted)	Value
Road & Rail (continued)
Kenan Advantage Group, Inc., Term Loan, 9.22%, (SOFR + 3.75%), 3/24/26	$1,431	$ 1,429,089
Uber Technologies, Inc., Term Loan, 8.135%, (SOFR + 2.75%), 3/3/30	2,638	2,647,954
		$ 9,506,794
Semiconductors & Semiconductor Equipment — 0.3%
Bright Bidco B.V., Term Loan, 14.39%, (SOFR + 9.00%), 6.39% cash, 8.00% PIK, 10/31/27	$226	$ 79,143
MKS Instruments, Inc., Term Loan, 7.841%, (SOFR + 2.50%), 8/17/29	1,311	1,315,481
Ultra Clean Holdings, Inc., Term Loan, 9.22%, (SOFR + 3.75%), 8/27/25	472	473,549
		$ 1,868,173
Software — 13.5%
Applied Systems, Inc., Term Loan, 9.848%, (SOFR + 4.50%), 9/18/26	$4,414	$ 4,440,355
AppLovin Corporation, Term Loan, 8.456%, (SOFR + 3.10%), 8/16/30	2,058	2,062,372
Aptean, Inc., Term Loan, 9.706%, (SOFR + 4.25%), 4/23/26	1,613	1,612,363
Astra Acquisition Corp.:
Term Loan, 10.86%, (SOFR + 5.25%), 10/25/28	876	567,554
Term Loan - Second Lien, 14.485%, (SOFR + 8.88%), 10/25/29	1,375	659,841
Banff Merger Sub, Inc., Term Loan, 9.606%, (SOFR + 4.25%), 12/29/28	2,289	2,310,188
Cast and Crew Payroll, LLC, Term Loan, 9.22%, (SOFR + 3.75%), 2/9/26	984	986,526
Central Parent, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 7/6/29	3,275	3,294,777
CentralSquare Technologies, LLC, Term Loan, 9.248%, (SOFR + 3.75%), 8/29/25	1,481	1,435,748
Cloud Software Group, Inc.:
Term Loan, 9.948%, (SOFR + 4.50%), 9/29/28(8)	499	488,182
Term Loan, 9.948%, (SOFR + 4.50%), 3/30/29(8)	1,987	1,950,451
Cloudera, Inc.:
Term Loan, 9.206%, (SOFR + 3.75%), 10/8/28	2,244	2,228,704
Term Loan - Second Lien, 11.456%, (SOFR + 6.00%), 10/8/29	600	578,000
Cornerstone OnDemand, Inc., Term Loan, 9.22%, (SOFR + 3.75%), 10/16/28	1,650	1,605,795
Delta TopCo, Inc., Term Loan, 9.121%, (SOFR + 3.75%), 12/1/27	853	853,791
E2open, LLC, Term Loan, 8.97%, (SOFR + 3.50%), 2/4/28	2,039	2,044,997

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
ECI Macola Max Holding, LLC, Term Loan, 9.36%, (SOFR + 3.75%), 11/9/27	$2,317	$ 2,320,578
Epicor Software Corporation:
Term Loan, 8.72%, (SOFR + 3.25%), 7/30/27	4,640	4,662,702
Term Loan, 9.106%, (SOFR + 3.75%), 7/30/27	850	858,606
Fiserv Investment Solutions, Inc., Term Loan, 9.372%, (SOFR + 4.00%), 2/18/27	1,381	1,318,923
GoTo Group, Inc., Term Loan, 10.283%, (SOFR + 4.75%), 8/31/27	2,068	1,379,419
Greeneden U.S. Holdings II, LLC, Term Loan, 9.47%, (SOFR + 4.00%), 12/1/27	486	488,719
IGT Holding IV AB, Term Loan, 8.972%, (SOFR + 3.40%), 3/31/28	1,070	1,071,087
iSolved, Inc., Term Loan, 9.484%, (SOFR + 4.00%), 10/14/30	500	501,562
Ivanti Software, Inc., Term Loan, 9.907%, (SOFR + 4.25%), 12/1/27	550	523,704
Magenta Buyer, LLC:
Term Loan, 10.645%, (SOFR + 5.00%), 7/27/28	1,667	1,172,052
Term Loan - Second Lien, 13.895%, (SOFR + 8.25%), 7/27/29	450	177,750
Marcel LUX IV S.a.r.l., Term Loan, 9.832%, (SOFR + 4.50%), 11/11/30	3,290	3,312,193
Maverick Bidco, Inc., Term Loan, 9.283%, (SOFR + 3.75%), 5/18/28	613	605,458
McAfee, LLC, Term Loan, 9.193%, (SOFR + 3.75%), 3/1/29	2,536	2,532,809
Mosel Bidco SE, Term Loan, 10.098%, (SOFR + 4.75%), 9/16/30	250	250,625
OceanKey (U.S.) II Corp., Term Loan, 8.956%, (SOFR + 3.50%), 12/15/28	516	506,012
Open Text Corporation, Term Loan, 8.206%, (SOFR + 2.75%), 1/31/30	2,253	2,258,139
Polaris Newco, LLC, Term Loan, 9.47%, (SOFR + 4.00%), 6/2/28	1,534	1,515,438
Project Alpha Intermediate Holding, Inc., Term Loan, 10.106%, (SOFR + 4.75%), 10/28/30	2,000	2,016,562
Proofpoint, Inc., Term Loan, 8.72%, (SOFR + 3.25%), 8/31/28	3,285	3,292,029
Quartz AcquireCo, LLC, Term Loan, 8.856%, (SOFR + 3.50%), 6/28/30	748	751,398
Quest Software US Holdings, Inc., Term Loan, 9.783%, (SOFR + 4.25%), 2/1/29	2,469	1,911,738
RealPage, Inc., Term Loan, 8.47%, (SOFR + 3.00%), 4/24/28	1,747	1,740,287
Redstone Holdco 2, L.P., Term Loan, 10.22%, (SOFR + 4.75%), 4/27/28	1,284	976,608
Sabre GLBL, Inc., Term Loan, 9.706%, (SOFR + 4.25%), 6/30/28	150	133,500
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Skillsoft Corporation, Term Loan, 10.723%, (SOFR + 5.25%), 7/14/28	$629	$ 595,229
SolarWinds Holdings, Inc., Term Loan, 9.106%, (SOFR + 3.75%), 2/5/27	1,613	1,618,960
Sophia, L.P.:
Term Loan, 8.956%, (SOFR + 3.50%), 10/7/27	2,929	2,940,415
Term Loan, 9.606%, (SOFR + 4.25%), 10/7/27	495	496,367
SS&C Technologies, Inc.:
Term Loan, 7.706%, (SOFR + 2.25%), 3/22/29	195	195,320
Term Loan, 7.706%, (SOFR + 2.25%), 3/22/29	328	328,693
Turing Midco, LLC, Term Loan, 7.97%, (SOFR + 2.50%), 3/24/28	207	207,286
Ultimate Software Group, Inc. (The):
Term Loan, 8.764%, (SOFR + 3.25%), 5/4/26	2,394	2,403,409
Term Loan, 9.233%, (SOFR + 3.75%), 5/4/26	1,293	1,297,808
Term Loan - Second Lien, 10.764%, (SOFR + 5.25%), 5/3/27	500	502,083
Veritas US, Inc., Term Loan, 10.47%, (SOFR + 5.00%), 9/1/25	2,501	2,081,091
Vision Solutions, Inc., Term Loan, 9.64%, (SOFR + 4.00%), 4/24/28	978	972,304
		$ 77,036,507
Specialty Retail — 2.2%
Great Outdoors Group, LLC, Term Loan, 9.22%, (SOFR + 3.75%), 3/6/28	$2,506	$ 2,510,072
Hoya Midco, LLC, Term Loan, 8.633%, (SOFR + 3.25%), 2/3/29	665	665,797
Les Schwab Tire Centers, Term Loan, 8.71%, (SOFR + 3.25%), 11/2/27	3,920	3,925,425
LIDS Holdings, Inc., Term Loan, 11.06%, (SOFR + 5.50%), 12/14/26	319	309,188
Mattress Firm, Inc., Term Loan, 9.86%, (SOFR + 4.25%), 9/25/28	2,331	2,316,341
PetSmart, Inc., Term Loan, 9.206%, (SOFR + 3.75%), 2/11/28	2,829	2,802,129
		$ 12,528,952
Trading Companies & Distributors — 1.9%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 7.358%, (SOFR + 2.00%), 6/22/28	$2,584	$ 2,590,983
Core & Main, L.P., Term Loan, 7.987%, (SOFR + 2.50%), 7/27/28(8)	1,002	1,003,660
DXP Enterprises, Inc., Term Loan, 10.291%, (SOFR + 4.75%), 10/11/30	698	702,614
Spin Holdco, Inc., Term Loan, 9.625%, (SOFR + 4.00%), 3/4/28	2,994	2,642,926

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors (continued)
SRS Distribution, Inc.:
Term Loan, 8.956%, (SOFR + 3.50%), 6/2/28	$319	$ 319,712
Term Loan, 8.97%, (SOFR + 3.50%), 6/2/28	709	709,928
White Cap Buyer, LLC, Term Loan, 9.106%, (SOFR + 3.75%), 10/19/27	1,993	1,999,579
Windsor Holdings III, LLC, Term Loan, 9.841%, (SOFR + 4.50%), 8/1/30	1,047	1,056,166
		$ 11,025,568
Transportation Infrastructure — 0.3%
Brown Group Holding, LLC:
Term Loan, 8.206%, (SOFR + 2.75%), 6/7/28	$387	$ 387,583
Term Loan, 9.129%, (SOFR + 3.75%), 7/2/29(8)	222	223,140
KKR Apple Bidco, LLC, Term Loan, 8.22%, (SOFR + 2.75%), 9/22/28	1,129	1,129,720
		$ 1,740,443
Wireless Telecommunication Services — 0.2%
Digicel International Finance Limited, Term Loan, 10.75%, (USD Prime + 2.25%), 5/28/24	$1,356	$ 1,275,569
		$ 1,275,569
Total Senior Floating-Rate Loans (identified cost $482,116,509)		$473,328,136

Short-Term Investments — 6.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(12)	34,477,792	$ 34,477,792
Total Short-Term Investments (identified cost $34,477,792)		$ 34,477,792
Total Investments — 100.0% (identified cost $584,663,396)		$570,352,649
Less Unfunded Loan Commitments — (0.0)%(6)		$ (7,287)
Net Investments — 100.0% (identified cost $584,656,109)		$570,345,362
Other Assets, Less Liabilities — 0.0%(6)		$ 261,114
Net Assets — 100.0%		$570,606,476

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $53,669,225 or 9.4% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2023.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	The stated interest rate represents the weighted average interest rate at December 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(9)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2023, the total value of unfunded loan commitments is $5,830. See Note 1F for description.
(10)	This Senior Loan will settle after December 31, 2023, at which time the interest rate will be determined.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Portfolio of Investments — continued

Abbreviations:
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Statement of Assets and Liabilities

December 31, 2023
Assets
Unaffiliated investments, at value (identified cost $550,178,317)	$ 535,867,570
Affiliated investments, at value (identified cost $34,477,792)	34,477,792
Cash	6,766,147
Interest receivable	3,162,817
Dividends receivable from affiliated investments	122,484
Receivable for investments sold	106,675
Receivable for Fund shares sold	295,809
Prepaid upfront fees on notes payable	55,951
Prepaid expenses	8,195
Total assets	$580,863,440
Liabilities
Payable for investments purchased	$ 8,765,939
Payable for Fund shares redeemed	535,640
Payable to affiliates:
Investment adviser fee	269,450
Distribution fees	117,365
Trustees' fees	9,283
Payable for shareholder servicing fees	328,806
Accrued expenses	230,481
Total liabilities	$ 10,256,964
Net Assets	$570,606,476
Sources of Net Assets
Paid-in capital	$ 630,742,888
Accumulated loss	(60,136,412)
Net Assets	$570,606,476
Initial Class Shares
Net Assets	$ 563,972,973
Shares Outstanding	65,220,502
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.65
ADV Class Shares
Net Assets	$ 6,632,543
Shares Outstanding	766,238
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.66
Institutional Class Shares
Net Assets	$ 960
Shares Outstanding	111
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.65

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Statement of Operations

Year Ended
December 31, 2023
Investment Income
Dividend income	$ 492,742
Dividend income from affiliated investments	1,292,378
Interest and other income	52,050,576
Total investment income	$ 53,835,696
Expenses
Investment adviser fee	$ 3,304,889
Distribution fees:
Initial Class	1,422,159
Shareholder servicing fees:
Initial Class	1,422,159
ADV Class	14,916
Trustees’ fees and expenses	35,590
Custodian fee	208,902
Transfer and dividend disbursing agent fees	12,005
Legal and accounting services	112,433
Printing and postage	2,380
Interest expense and fees	163,262
Miscellaneous	41,024
Total expenses	$ 6,739,719
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 40,680
Total expense reductions	$ 40,680
Net expenses	$ 6,699,039
Net investment income	$ 47,136,657
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (13,361,172)
Net realized loss	$(13,361,172)
Change in unrealized appreciation (depreciation):
Investments	$ 27,168,705
Net change in unrealized appreciation (depreciation)	$ 27,168,705
Net realized and unrealized gain	$ 13,807,533
Net increase in net assets from operations	$ 60,944,190

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Statements of Changes in Net Assets

	Year Ended December 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 47,136,657	$ 27,946,430
Net realized loss	(13,361,172)	(9,856,382)
Net change in unrealized appreciation (depreciation)	27,168,705	(38,022,125)
Net increase (decrease) in net assets from operations	$ 60,944,190	$ (19,932,077)
Distributions to shareholders:
Initial Class	$ (46,655,313)	$ (27,730,965)
ADV Class	(501,762)	(218,589)
Institutional Class	(84)	(49)
Total distributions to shareholders	$ (47,157,159)	$ (27,949,603)
Transactions in shares of beneficial interest:
Initial Class	$ (18,182,582)	$ 2,444,990
ADV Class	2,165,547	394,037
Net increase (decrease) in net assets from Fund share transactions	$ (16,017,035)	$ 2,839,027
Net decrease in net assets	$ (2,230,004)	$ (45,042,653)
Net Assets
At beginning of year	$ 572,836,480	$ 617,879,133
At end of year	$570,606,476	$572,836,480

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Financial Highlights

	Initial Class
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.440	$ 9.090	$ 9.030	$ 9.150	$ 8.920
Income (Loss) From Operations
Net investment income(1)	$ 0.701	$ 0.395	$ 0.264	$ 0.291	$ 0.393
Net realized and unrealized gain (loss)	0.211	(0.645)	0.060	(0.122)	0.230
Total income (loss) from operations	$ 0.912	$ (0.250)	$ 0.324	$ 0.169	$ 0.623
Less Distributions
From net investment income	$ (0.702)	$ (0.400)	$ (0.264)	$ (0.289)	$ (0.393)
Total distributions	$ (0.702)	$ (0.400)	$ (0.264)	$ (0.289)	$ (0.393)
Net asset value — End of year	$ 8.650	$ 8.440	$ 9.090	$ 9.030	$ 9.150
Total Return(2)(3)	11.21%	(2.74)%	3.63%	2.00%	7.08%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$563,973	$568,517	$613,623	$495,426	$641,189
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.17% (4)	1.17% (4)	1.17%	1.20%	1.19%
Net investment income	8.20%	4.53%	2.90%	3.33%	4.31%
Portfolio Turnover	26%	32%	35%	33%	29%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the years ended December 31, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Financial Highlights — continued

	ADV Class
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.450	$ 9.090	$ 9.040	$ 9.160	$ 8.920
Income (Loss) From Operations
Net investment income(1)	$ 0.727	$ 0.422	$ 0.287	$ 0.316	$ 0.414
Net realized and unrealized gain (loss)	0.207	(0.639)	0.050	(0.125)	0.242
Total income (loss) from operations	$ 0.934	$(0.217)	$ 0.337	$ 0.191	$ 0.656
Less Distributions
From net investment income	$ (0.724)	$ (0.423)	$ (0.287)	$ (0.311)	$ (0.416)
Total distributions	$(0.724)	$(0.423)	$(0.287)	$(0.311)	$(0.416)
Net asset value — End of year	$ 8.660	$ 8.450	$ 9.090	$ 9.040	$ 9.160
Total Return(2)(3)	11.48%	(2.37)%	3.77%	2.26%	7.47%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 6,633	$ 4,319	$ 4,255	$ 4,114	$ 6,424
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.92% (4)	0.92% (4)	0.92%	0.95%	0.94%
Net investment income	8.49%	4.84%	3.16%	3.60%	4.53%
Portfolio Turnover	26%	32%	35%	33%	29%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the years ended December 31, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Financial Highlights — continued

	Institutional Class
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.440	$ 9.090	$ 9.030	$ 9.150	$ 8.920
Income (Loss) From Operations
Net investment income(1)	$ 0.754	$ 0.441	$ 0.303	$ 0.343	$ 0.441
Net realized and unrealized gain (loss)	0.212	(0.649)	0.060	(0.119)	0.230
Total income (loss) from operations	$ 0.966	$(0.208)	$ 0.363	$ 0.224	$ 0.671
Less Distributions
From net investment income	$ (0.756)	$ (0.442)	$ (0.303)	$ (0.344)	$ (0.441)
Total distributions	$(0.756)	$(0.442)	$(0.303)	$(0.344)	$(0.441)
Net asset value — End of year	$ 8.650	$ 8.440	$ 9.090	$ 9.030	$ 9.150
Total Return(2)(3)	11.92%	(2.26)%	4.07%	2.64%	7.65%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 1	$ 1	$ 1	$ 1	$ 1
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.67% (4)	0.62% (4)	0.64%	0.67%	0.67%
Net investment income	8.82%	5.07%	3.33%	3.92%	4.83%
Portfolio Turnover	26%	32%	35%	33%	29%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the years ended December 31, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Notes to Financial Statements — continued

C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of December 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Fund are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At December 31, 2023, the Fund had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account or qualified pension or retirement plan, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended December 31, 2023 and December 31, 2022 was as follows:
	Year Ended December 31,
	2023	2022
Ordinary income	$47,157,159	$27,949,603
As of December 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 3,946,801
Deferred capital losses	(49,333,216)
Net unrealized depreciation	(14,749,997)
Accumulated loss	$(60,136,412)

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Notes to Financial Statements — continued

At December 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $49,333,216 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2023, $4,102,219 are short-term and $45,230,997 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 585,095,359
Gross unrealized appreciation	$ 5,422,951
Gross unrealized depreciation	(20,172,948)
Net unrealized depreciation	$ (14,749,997)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.575%
$1 billion but less than $2 billion	0.525%
$2 billion but less than $5 billion	0.500%
$5 billion and over	0.480%
For the year ended December 31, 2023, the investment adviser fee amounted to $3,304,889 or 0.575% of the Fund's average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2023, the investment adviser fee paid was reduced by $40,680 relating to the Fund’s investment in the Liquidity Fund.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the year ended December 31, 2023 amounted to $1,422,159. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.
Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Notes to Financial Statements — continued

5  Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the year ended December 31, 2023, shareholder servicing fees were equivalent to 0.25% per annum of each class' average daily net assets and amounted to $1,422,159 and $14,916 for Initial Class and ADV Class, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $143,574,279 and $157,089,879, respectively, for the year ended December 31, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Initial Class
Sales	11,993,138	$ 102,554,846	49,060,601	$ 431,809,294
Issued to shareholders electing to receive payments of distributions in Fund shares	5,449,289	46,648,854	3,225,731	27,757,301
Redemptions	(19,570,546)	(167,386,282)	(52,472,264)	(457,121,605)
Net increase (decrease)	(2,128,119)	$ (18,182,582)	(185,932)	$ 2,444,990
ADV Class
Sales	362,137	$ 3,083,826	194,229	$ 1,717,137
Issued to shareholders electing to receive payments of distributions in Fund shares	58,523	501,498	25,424	218,910
Redemptions	(165,480)	(1,419,777)	(176,534)	(1,542,010)
Net increase	255,180	$ 2,165,547	43,119	$ 394,037
There were no transactions in Institutional Class shares for the years ended December 31, 2023 and December 31, 2022.
At December 31, 2023, separate accounts of 3 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 55.2%.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Notes to Financial Statements — continued

8  Credit Facility
The Fund participates with other portfolios managed by EVM and its affiliates in a $600 million ($700 million prior to March 6, 2023) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 4, 2024. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Fund’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated between the Fund and the other participating portfolios at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $55,000 of amortization of upfront fees paid by the Fund in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at December 31, 2023 is $55,951 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the Credit Facility is not available exclusively to the Fund and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. Average borrowings and the average annual interest rate (excluding fees) for the year ended December 31, 2023 were $520,548 and 3.97%, respectively.
9  Affiliated Investments
At December 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $34,477,792, which represents 6.1% of the Fund's net assets. Transactions in such investments by the Fund for the year ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$36,449,245	$175,876,956	$(177,848,409)	$ —	$ —	$34,477,792	$1,292,378	34,477,792
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 17,201,320	$ —	$ 17,201,320
Common Stocks	58,752	3,919,250	56,228	4,034,230
Corporate Bonds	—	38,124,491	—	38,124,491
Exchange-Traded Funds	3,186,680	—	—	3,186,680
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	472,591,439	729,410	473,320,849

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Short-Term Investments	$ 34,477,792	$ —	$ —	$ 34,477,792
Total Investments	$ 37,723,224	$ 531,836,500	$ 785,638	$570,345,362
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2023 is not presented.
11  Risks and Uncertainties
Credit Risk
The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Variable Trust and Shareholders of Eaton Vance VT Floating-Rate Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance VT Floating-Rate Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Variable Trust), including the portfolio of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of December 31, 2023, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2023, the Fund designates approximately $213,761, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
163(j) Interest Dividends. For the fiscal year ended December 31, 2023, the Fund designates 1.21% of distributions from net investment income as a 163(j) interest dividend.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Variable Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM" refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management `Classic' (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of EVM and BMR.
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1939    12.31.23

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a

Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance VT Floating-Rate Income Fund (the “Fund”) is a series of Eaton Vance Variable Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 1 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended December 31, 2022 and December 31, 2023 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance VT Floating-Rate Income Fund

Fiscal Years Ended	12/31/22	12/31/23
Audit Fees	$80,950	$88,000
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$350	$0
All Other Fees(3)	$0	$1,000

Total	$81,300	$89,000

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

	12/31/22	12/31/23
Audit Fees	$80,950	$88,000
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$350	$0
All Other Fees(3)	$0	$1,000

Total	$81,300	$89,000

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	12/31/22	12/31/23
Registrant(1)	$350	$1,000
Eaton Vance(2)	$52,836	$0

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Funds, as well as any of its affiliates that provide ongoing services to the Funds, are subsidiaries of
Morgan	Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: February 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: February 27, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: February 27, 2024